April 5, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone International Growth Fund, a series of Touchstone Strategic Trust (the "Trust")
File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated March 31, 2016, do not differ from those contained in Post-Effective Amendment No. 131 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on March 31, 2016 (SEC Accession No. 0000711080-16-000017), and became effective upon filing.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/ Meredyth A. Whitford
Meredyth A. Whitford
Counsel